Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure

13.	Income Taxes

The components of our income tax provision in 2012, 2011 and 2010 were as follows:

(Millions)	2012	2011	2010
Current taxes:
Federal	$731.5	$935.8	$555.9
State	48.4	101.0	22.8
Total current taxes	779.9	1,036.8	578.7
Deferred taxes (benefits):
Federal	112.8	50.0	288.3
State	(5.2)	5.3	10.4
Total deferred income taxes	107.6	55.3	298.7
Total income taxes	$887.5	$1,092.1	$877.4

Income taxes were different from the amount computed by applying the statutory federal income tax rate to income before income taxes as follows:

(Millions)	2012	2011	2010
Income before income taxes	$2,545.4	$3,077.8	$2,644.2
Tax rate	35%	35%	35%
Application of the tax rate	890.9	1,077.2	925.5
Tax effect of:
Valuation allowance	—	—	(36.6)
Other, net	(3.4)	14.9	(11.5)
Income taxes	$887.5	$1,092.1	$877.4

The significant components of our net deferred tax assets at December 31, 2012 and 2011 were as follows:

(Millions)	2012	2011
Deferred tax assets:
Reserve for anticipated future losses on discontinued products	$157.4	$160.6
Employee and postretirement benefits	474.1	550.4
Investments, net	79.2	102.7
Deferred policy acquisition costs	28.5	40.6
Insurance reserves	166.8	147.5
Net operating losses	134.8	139.0
Severance and facilities	20.4	48.5
Litigation-related settlement	43.0	1.3
Other	77.6	81.0
Gross deferred tax assets	1,181.8	1,271.6
Less: Valuation allowance	134.4	127.9
Deferred tax assets, net of valuation allowance	1,047.4	1,143.7
Deferred tax liabilities:
Unrealized gains on investment securities	458.9	333.3
Goodwill and other acquired intangible assets	400.9	403.2
Cumulative depreciation and amortization	234.6	228.8
Total gross deferred tax liabilities	1,094.4	965.3
Net deferred tax assets (1)	$(47.0)	$178.4

(1)
Includes $426.5 million and $387.2 million classified as current assets at December 31, 2012 and 2011, respectively. Includes $473.5 million and $208.8 million classified as long-term liabilities at December 31, 2012 and 2011, respectively.

Valuation allowances are provided when we estimate that it is more likely than not that deferred tax assets will not be realized. A valuation allowance has been established on certain federal and state net operating losses. We base our estimates of the future realization of deferred tax assets on historic and anticipated taxable income. However, the amount of the deferred tax asset considered realizable could be adjusted in the future if we revise our estimates of anticipated taxable income.

We participate in the Compliance Assurance Process (the “CAP”) with the IRS. Under the CAP, the IRS undertakes audit procedures during the tax year and as the return is prepared for filing. The IRS has concluded its CAP audit of our 2011 tax return as well as all the prior years. We expect the IRS will conclude its CAP audit of our 2012 tax return in 2013.

We are also subject to audits by state taxing authorities for tax years from 2000 through 2011. We believe we carry appropriate reserves for any exposure to state tax issues.

At December 31, 2012 and 2011, we did not have material uncertain tax positions reflected in our consolidated balance sheets.

We paid net income taxes of $741 million, $899 million and $674 million in 2012, 2011 and 2010, respectively.